Employee Benefits - Summary of Disclosure of Information About Maturity Profile of Defined Benefit Obligation (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	16 years 10 months 24 days	17 years 1 month 6 days
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 1 month 6 days	13 years 8 months 12 days